Employee Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Detail)	9 Months Ended
	Jul. 31, 2019 CAD ($) yr	Jul. 31, 2018 CAD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	5.70%	4.10%
Risk-free rate of return	2.50%	2.10%
Exercise price ($) | $	$ 89.90	$ 100.63
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility	20.00%	17.00%
Expected period until exercise (in years)	6.5	6.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility	20.10%	17.30%
Expected period until exercise (in years)	7.0	7.0